Interest and Finance Costs	12 Months Ended
Dec. 31, 2025
Interest and Finance Costs
Interest and Finance Costs

10.Interest and Finance Costs:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
	2025	2024	2023
Interest expense (Note 5)	$19,925	$30,040	$37,387
Amortization of deferred financing fees	523	1,022	1,667
Series B Preferred Units Interest (Note 8)	902	—	—
Other	—	114	156
Total	$21,350	$31,176	$39,210